Treasury risk management - Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	€ (531)	€ (541)
Bonds and other loans	(31,492)	(30,902)
Lease liabilities	(1,691)	(1,649)
Lease liabilities	(1,395)	(1,408)
Other financial liabilities	(542)	(421)
Other financial liabilities	(535)	(418)
Trade payables, accruals and other liabilities	(16,245)	(17,334)
Deferred consideration	(173)	(189)
Deferred consideration	(23)
Total non-derivative financial liabilities	(50,674)	(51,036)
Derivative financial liabilities	(561)	(860)
Derivative & Non-derivative financial liabilities	(51,235)	(51,896)
Carrying amount
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(506)	(519)
Bonds and other loans	(26,692)	(26,512)
Lease liabilities	(1,395)	(1,408)
Other financial liabilities	(535)	(418)
Trade payables, accruals and other liabilities	(16,245)	(17,334)
Deferred consideration	(172)	(180)
Total non-derivative financial liabilities	(45,545)	(46,371)
Derivative financial liabilities	(559)	(784)
Derivative & Non-derivative financial liabilities	(46,104)	(47,155)
Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	1,927	540
Derivative contracts – payments	(2,364)	(1,137)
Interest rate derivatives | Carrying amount
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(452)	(529)
Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	7,704	8,244
Derivative contracts – payments	(7,806)	(8,469)
Foreign exchange derivatives | Carrying amount
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(85)	(217)
Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(22)	(38)
Commodity derivatives | Carrying amount
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(22)	(38)
Due within 1 year
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(524)	(529)
Bonds and other loans	(4,650)	(5,220)
Lease liabilities	(407)	(397)
Other financial liabilities	(138)	(104)
Trade payables, accruals and other liabilities	(16,113)	(17,166)
Deferred consideration	(168)	(79)
Total non-derivative financial liabilities	(22,000)	(23,495)
Derivative financial liabilities	(230)	(310)
Derivative & Non-derivative financial liabilities	(22,230)	(23,805)
Due within 1 year | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	542	59
Derivative contracts – payments	(648)	(106)
Due within 1 year | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	7,704	8,244
Derivative contracts – payments	(7,806)	(8,469)
Due within 1 year | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(22)	(38)
Due between 1 and 2 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(5)
Bonds and other loans	(3,599)	(3,102)
Lease liabilities	(316)	(320)
Other financial liabilities	(352)	(27)
Trade payables, accruals and other liabilities	(63)	(74)
Deferred consideration	(5)	(96)
Total non-derivative financial liabilities	(4,336)	(3,624)
Derivative financial liabilities	(66)	(100)
Derivative & Non-derivative financial liabilities	(4,402)	(3,724)
Due between 1 and 2 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	84	59
Derivative contracts – payments	(150)	(159)
Due between 1 and 2 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 1 and 2 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 2 and 3 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	0
Bonds and other loans	(2,480)	(3,494)
Lease liabilities	(260)	(245)
Other financial liabilities	(50)	(290)
Trade payables, accruals and other liabilities	(23)	(28)
Deferred consideration	0	(14)
Total non-derivative financial liabilities	(2,814)	(4,071)
Derivative financial liabilities	(41)	(83)
Derivative & Non-derivative financial liabilities	(2,855)	(4,154)
Due between 2 and 3 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	84	59
Derivative contracts – payments	(125)	(142)
Due between 2 and 3 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 2 and 3 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 3 and 4 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	0
Bonds and other loans	(2,643)	(2,369)
Lease liabilities	(193)	(196)
Other financial liabilities	0	0
Trade payables, accruals and other liabilities	(16)	(16)
Deferred consideration	0	0
Total non-derivative financial liabilities	(2,853)	(2,581)
Derivative financial liabilities	(49)	(74)
Derivative & Non-derivative financial liabilities	(2,902)	(2,655)
Due between 3 and 4 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	971	59
Derivative contracts – payments	(1,020)	(133)
Due between 3 and 4 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 3 and 4 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 4 and 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	0
Bonds and other loans	(4,092)	(2,541)
Lease liabilities	(153)	(144)
Other financial liabilities	0	0
Trade payables, accruals and other liabilities	(4)	(12)
Deferred consideration	0	0
Total non-derivative financial liabilities	(4,250)	(2,697)
Derivative financial liabilities	(41)	(59)
Derivative & Non-derivative financial liabilities	(4,291)	(2,756)
Due between 4 and 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	54	55
Derivative contracts – payments	(95)	(114)
Due between 4 and 5 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 4 and 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due after 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(3)	(7)
Bonds and other loans	(14,028)	(14,176)
Lease liabilities	(362)	(347)
Other financial liabilities	(2)	0
Trade payables, accruals and other liabilities	(26)	(38)
Deferred consideration	0	0
Total non-derivative financial liabilities	(14,421)	(14,568)
Derivative financial liabilities	(134)	(234)
Derivative & Non-derivative financial liabilities	(14,555)	(14,802)
Due after 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	192	249
Derivative contracts – payments	(326)	(483)
Due after 5 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due after 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	€ 0	€ 0